Convertible Preference Shares of Subsidiary (Tables)	12 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Tables) [Line Items]
Schedule of Stock by Class [Table Text Block]
Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000		444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000		444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500		222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000		222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303		3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000		444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000		444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500		222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000		222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303		3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2012	December 31, 2011

Risk-free interest rate	0.16%	0.28%
Expected remaining term	1.00 Years	1.81 Years
Expected volatility	125.53%	81.69%
Dividend yield	0%	0%

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.11% - 0.15%	0.28%
Expected remaining term	0.55 – 0.90 Years	1.55 - 1.90 Years
Expected volatility	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0%	0%

	June 30, 2013	June 30, 2012

Risk-free interest rate	0.11%	0.26%
Expected remaining term	0.61 Years	1.41 Years
Expected volatility	135.80%	106.00%
Dividend yield	0%	0%

	June 30, 2013		June 30, 2012

Risk-free interest rate	0.02% - 0.08%	0	0.22% - 0.26%
Expected remaining term	0.11 - 0.41 Years		1.05 - 1.41 Years
Expected volatility	111.30 - 123.77%		105.96 - 114.25%
Dividend yield	0%		0%